Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Ordinary shares subject to possible redemption , par value		$ 0.0001
Ordinary shares subject to possible redemption		23,000,000
Ordinary shares subject to possible redemption per shares		$ 10.06
Preference shares, par value	$ 0.0001	$ 0.0001
Preference shares, shares authorized	1,000,000	1,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption , par value	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	23,000,000	23,000,000
Ordinary shares subject to possible redemption per shares	$ 10.24	$ 10.06
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	660,000	660,000
Ordinary shares, shares outstanding	660,000	660,000
Class B Ordinary Shares
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	7,666,667	7,666,667
Ordinary shares, shares outstanding	7,666,667	7,666,667